Offerings - Offering: 1	Nov. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	21,068,701
Proposed Maximum Offering Price per Unit	65.5
Maximum Aggregate Offering Price	$ 1,379,999,915.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 211,278
Offering Note
(1)	Includes 2,748,091 shares of common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares.